Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,816,000.00
Previously Paid Amount	0.00
Total Fee Amount	278.03
Total Offset Amount	0.00
Net Fee	278.03
Narrative - Max Aggregate Offering Price	$ 1,816,000.00
Final Prospectus	true